Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Components of the Provision for Income Tax (Benefit) [Table Text Block]
Details of the Company's income tax provision, including amounts associated with the Company's discontinued operations of $5 million, $17 million, and $8 million for the three-month Successor period ended December 31, 2010, nine-month Predecessor period ended October 1, 2010 and the year ended December 31, 2009, respectively, are provided in the table below:

	Successor		Predecessor
	Year Ended December 31	Three Months Ended December 31	Nine Months Ended October 1	Year Ended December 31
	2011	2010	2010	2009
	(Dollars in Millions)
U.S	$(141)	$21	$425	$(1,250)
Non-U.S	254	62	597	1,434
Total income before income taxes	$113	$83	$1,022	$184

Current tax provision
U.S. federal	$1	$1	$5	$4
Non-U.S	126	28	80	90
U.S. state and local	1	(1)	3	1
Total current	128	28	88	95
Deferred tax provision (benefit)
U.S. federal	1	(1)	2	5
Non-U.S	(2)	(8)	42	(16)
U.S. state and local	—	—	(1)	(4)
Total deferred	(1)	(9)	43	(15)
Total provision for income taxes	$127	$19	$131	$80

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A summary of the differences between the provision for income taxes (including amounts associated with the Company's discontinued operations) calculated at the U.S. statutory tax rate of 35% and the consolidated provision for income taxes is shown below:

	Successor		Predecessor
	Year Ended December 31	Three Months Ended December 31	Nine Months Ended October 1	Year Ended December 31
	2011	2010	2010	2009
	(Dollars in Millions)
Income before income taxes, excluding equity in net income of non-consolidated affiliates, multiplied by the U.S. statutory rate of 35%	$40	$29	$358	$64
Effect of:
Impact of foreign operations, including withholding taxes	52	(4)	(4)	(3)
State and local income taxes	4	(1)	1	(22)
Tax reserve adjustments	22	1	(1)	(52)
Impact of U.K. Administration	—	—	—	(444)
Change in valuation allowance	202	(6)	(753)	521
Fresh-start accounting adjustments and reorganization items, net	(215)	—	553	22
Impact of tax law change	18	—	—	10
Liquidation of consolidated foreign affiliate	—	—	—	(17)
Other	4	—	(23)	1
Provision for income taxes	$127	$19	$131	$80

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of deferred income tax assets and liabilities are as follows:

	December 31
	2011	2010
	(Dollars in Millions)
Deferred tax assets
Employee benefit plans	$134	$139
Capitalized expenditures for tax reporting	111	135
Net operating losses and carryforwards	1,174	1,097
All other	253	279
Subtotal	1,672	1,650
Valuation allowance	(1,657)	(1,463)
Total deferred tax assets	$15	$187

Deferred tax liabilities
Depreciation and amortization	$1	$74
All other	153	257
Total deferred tax liabilities	154	331
Net deferred tax liabilities	$139	$144

Summary of Unrecognized Tax Benefits [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits (including amounts related to the discontinued operations) is as follows:

	Successor		Predecessor
	Year Ended December 31	Three Months Ended December 31	Nine Months Ended October 1
	2011	2010	2010
	(Dollars in Millions)
Beginning balance	$131	$126	$190
Tax positions related to current period
Additions	17	7	13
Tax positions related to prior periods
Additions	3	3	2
Reductions	(21)	(1)	(58)
Settlements with tax authorities	(1)	(1)	—
Lapses in statute of limitations	(1)	(2)	(18)
Effect of exchange rate changes	(5)	(1)	(3)
Ending balance	$123	$131	$126